UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21120

Conestoga Funds

(Exact name of registrant as specified in charter)

Conestoga Capital Advisors

259 N. Radnor-Chester Road

Radnor Court, Suite 120

Radnor, PA 19087

 (Address of principal executive offices)

(Zip code)

Conestoga Capital Advisors

259 N. Radnor-Chester Road

Radnor Court, Suite 120

Radnor, PA 19087

 (Name and address of agent for service)

With Copy To:

Carl Frischling, Esq.

Kramer Levin Naftalis & Frankel LLP

919 Third Avenue

New York, NY 10022

Registrant's telephone number, including area code: (800) 320-7790

Date of fiscal year end: September 30

Date of reporting period: June 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

CONESTOGA SMALL CAP FUND

			Schedule of Investments
		June 30, 2008 (Unaudited)
Shares		Market Value	% of Total Net Assets
COMMON STOCKS

AUTO AND TRANSPORTATION

Truckers
41,501	Knight Transportation, Inc.	759,468	1.81%

	AUTO AND TRANSPORTATION SECTOR TOTAL	759,468	1.81%

CONSUMER DISCRETIONARY

Consumer Electronics
41,000	Lojack Corp. *	326,360	0.78%

Educational Services
12,675	Capella Education Co. *	756,064	1.80%

Services Commercial
20,000	Costar Group, Inc. *	889,000	2.12%
58,000	Ritchie Bros Auctioneers, Inc.	1,573,540	3.76%
70,001	Rollins, Inc.	1,037,415	2.48%
27,000	The Advisory Board Co. *	1,061,910	2.54%
Services Commercial Industry Total		4,561,865	10.90%

Shoes
43,500	Iconix Brand Group, Inc. *	525,480	1.26%

CONSUMER DISCRETIONARY SECTOR TOTAL		6,169,769	14.74%

FINANCIAL SERVICES

Banks
27,850	PrivateBancorp, Inc.	846,083	2.02%

Finance Companies
21,375	World Acceptance Corp. *	719,696	1.72%

Financial Information Services
14,000	Factset Research Systems, Inc.	789,040	1.88%

Investment Management Companies
29,980	Westwood Holdings Group, Inc.	1,193,204	2.85%

Financial Miscellaneous
34,500	Financial Federal Corp.	757,620	1.81%
10,000	TMX Group, Inc. (Canada)	412,334	0.98%
Financial Miscellaneous Industry Total		1,169,954	2.79%

Financial Data Processing Services & Systems
38,000	Advent Software, Inc. *	1,371,040	3.29%

	FINANCIAL SERVICES SECTOR TOTAL	6,089,017	14.55%

HEALTHCARE

Bio-Technology Research and Production
20,000	Integra Lifesciences Holdings Co. *	889,600	2.12%
13,950	Kensey Nash Corp. *	447,098	1.07%
Bio-Technology Research and Production Industry Total		1,336,698	3.19%

Electronics Medical Systems
31,000	Quality Systems, Inc.	907,680	2.17%
61,275	Somanetrics Corp. *	1,299,030	3.10%
Electronics Medical Systems Industry Total		2,206,710	5.27%

Healthcare Management Services
20,050	Computer Programs & Systems, Inc.	347,467	0.83%

Healthcare Services
30,000	Psychemedics Corp.	492,000	1.18%

Medical and Dental Instruments and Supplies
38,500	Abaxis, Inc. *	929,005	2.22%
25,000	Landauer, Inc.	1,406,000	3.36%
14,250	Mentor Corp.	396,435	0.95%
23,025	Meridian Bioscience, Inc.	619,833	1.48%
37,501	Neogen Corp. *	858,398	2.05%
31,000	Surmodics, Inc. *	1,390,040	3.32%
6,000	TECHNE Corp. *	464,340	1.11%
Medical and Dental Instruments and Supplies Industry Total		6,064,051	14.49%

	HEALTHCARE SECTOR TOTAL	10,446,926	24.96%

MATERIALS AND PROCESSING

Building Materials
39,000	Simpson Manufacturing Co., Inc.	925,860	2.21%

MATERIALS AND PROCESSING SECTOR TOTAL		925,860	2.21%

OTHER ENERGY

Oil: Crude Producers
13,500	St. Mary Land & Exploration Co.	872,640	2.08%

Machinery: Oil Well Equipment & Service
26,676	Carbo Ceramics, Inc.	1,556,545	3.72%
38,000	Tesco Corp. *	1,214,100	2.90%
		2,770,645	6.62%

	OTHER ENERGY SECTOR TOTAL	3,643,285	8.70%

PRODUCER DURABLES

Machinery: Industrial/Specialty
20,000	Sun Hydraulics Corp.	645,400	1.54%

Electrical Equipment & Components
18,500	Franklin Electric Co., Inc.	717,430	1.71%
5,000	K-Tron International, Inc. *	648,000	1.55%
		1,365,430	3.26%

PRODUCER DURABLES SECTOR TOTAL		2,010,830	4.80%

TECHNOLOGY

Communications Technology
46,650	Digi International, Inc. *	366,202	0.88%

Computer Technology
29,500	Rimage Corp. *	365,505	0.87%

Computer Services Software & Systems
19,450	Ansys, Inc. *	916,484	2.19%
57,500	Blackbaud, Inc.	1,230,500	2.94%
37,500	Blackboard, Inc. *	1,433,625	3.42%
75,000	Tyler Technologies, Inc. *	1,017,750	2.42%
Computer Services Software & Systems Total		4,598,359	10.97%

Electronics: Technology
15,000	Curtiss-Wright Corp.	671,100	1.60%
49,500	Innovative Solutions &Support, Inc.*	319,275	0.76%
17,500	NVE Corp. *	554,050	1.33%
		1,544,425	3.69%
Electronics
34,400	II-VI, Inc. *	1,201,248	2.88%

	TECHNOLOGY SECTOR TOTAL	8,075,739	19.29%

OTHER

Multisector Companies
47,975	Raven Industries, Inc.	1,572,620

	TOTAL OTHER	1,572,620	3.76%
TOTAL COMMON STOCKS
	(Cost $37,501,879)	39,693,514	94.82%

SHORT-TERM INVESTMENTS
2,466,859	UMB Bank Money Market Fiduciary (Cost $2,466,859) 0.98% **	2,466,859	5.89%

TOTAL INVESTMENTS
	(Cost $39,968,738)	42,160,373	100.71%

	Liabilities in excess of other assets	(297,481)	-0.71%

	TOTAL NET ASSETS	$41,862,892	100.00%
* Non-income producing.
** Variable rate security; the coupon rate represents the rate at June 30, 2008
(a) Purchased with cash colateral from securities on loan.

NOTES TO FINANCIAL STATEMENTS
Conestoga Small Cap Fund
1. SECURITY TRANSACTIONS
At June 30, 2008 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $39,968,738 amounted to $2,191,635 which consisted of aggregate gross unrealized appreciation of
$5,691,174 and aggregate gross unrealized depreciation of $3,499,539.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2008:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 39,693,514	$ -
Level 2 - Other significant observable inputs		2,466,859	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 42,160,373	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Conestoga Funds

By /s/W. Christopher Maxwell

* W. Christopher Maxwell

   Chairman and Chief Executive Officer

Date August 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/W. Christopher Maxwell

* W. Christopher Maxwell

   Chairman and Chief Executive Officer

Date August 20, 2008

By /s/Robert M. Mitchell

* Robert M. Mitchell

  Treasurer and Chief Financial Officer

Date August 20, 2008

* Print the name and title of each signing officer under his or her signature.